T. ROWE PRICE Retirement 2065 Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 0 .9%
T. Rowe Price Funds:
New Income Fund  2,536 417 51 369,101 2,993
Limited Duration Inflation Focused
Bond Fund  1,910 253 38 456,290 2,167
U.S. Treasury Long-Term Index
Fund  1,594 237 33 246,700 1,905
International Bond Fund (USD
Hedged)  762 118 17 103,181 877
Dynamic Global Bond Fund  558 78 11 80,532 620
Total Bond Mutual Funds (Cost $ 8,500 ) 8,562
EQUITY MUTUAL FUNDS 98 .7%
T. Rowe Price Funds:
Value Fund  125,834 17,068 2,087 2,987,561 148,183
Growth Stock Fund  119,354 14,631 6,601 1,273,391 134,585
Equity Index 500 Fund  83,593 11,869 2,479 663,098 98,696
U.S. Large-Cap Core Fund  83,105 10,519 1,271 2,217,588 96,620
Overseas Stock Fund  62,740 7,795 1,004 5,198,235 72,463
International Value Equity Fund  60,936 7,915 945 3,813,218 70,850
International Stock Fund  54,298 7,534 899 3,043,917 64,562
Real Assets Fund  50,567 8,387 941 3,935,377 60,211
Mid-Cap Growth Fund  29,115 4,792 520 317,775 34,873
Mid-Cap Value Fund  26,773 4,433 460 893,064 32,195
Emerging Markets Discovery Stock
Fund  22,232 2,750 375 1,763,746 25,380
Emerging Markets Stock Fund  17,216 2,725 367 578,250 20,250
Small-Cap Stock Fund  16,929 1,704 261 308,724 19,604
Small-Cap Value Fund  16,434 2,056 288 341,327 19,602
New Horizons Fund (2) 11,979 1,937 235 245,710 14,391
Total Equity Mutual Funds (Cost $ 780,785 ) 912,465
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  88 5,000 4,999 899 90
Total Other Mutual Funds (Cost $ 89 ) 90

T. ROWE PRICE Retirement 2065 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0 .4%
Money Market Funds  0.4%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 4,770 5,658 6,296 4,131,858 4,132
Total Short-Term Investments (Cost $ 4,132 ) 4,132
Total Investments in Securities 100.0%
(Cost $793,506) $ 925,249
Other Assets Less Liabilities (0.0)% (442)
Net Assets 100.0% $ 924,807
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2065 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ — $ (5) $ 9
Emerging Markets Discovery Stock Fund  54 773 —
Emerging Markets Stock Fund  18 676 —
Equity Index 500 Fund  380 5,713 299
Growth Stock Fund  892 7,201 —
International Bond Fund (USD Hedged)  1 14 8
International Stock Fund  194 3,629 —
International Value Equity Fund  234 2,944 —
Limited Duration Inflation Focused Bond Fund  1 42 3
Mid-Cap Growth Fund  75 1,486 —
Mid-Cap Value Fund  78 1,449 —
New Horizons Fund  30 710 —
New Income Fund  2 91 34
Overseas Stock Fund  217 2,932 —
Real Assets Fund  99 2,198 —
Small-Cap Stock Fund  32 1,232 —
Small-Cap Value Fund  34 1,400 —
Transition Fund  (19) 1 —
U.S. Large-Cap Core Fund  377 4,267 —
U.S. Treasury Long-Term Index Fund  2 107 18
Value Fund  407 7,368 —
U.S. Treasury Money Fund, 5.36% — — 54
Totals $ 3,108 # $ 44,228 $ 425 +
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $425 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2065 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2065 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2065 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1307-054Q1 08/24